Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies [Abstract]
Purchase obligations
	2018	2019	Total
Drilling units building contracts	$417,931	520,165	$938,096
Total obligations	$417,931	520,165	$938,096